Advertising and Promotional Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ADVERTISING AND PROMOTIONAL EXPENSES [Abstract]
Advertising and promotional expenses	$ 138.3	$ 151.5	$ 98.5